Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income	3 Months Ended
Mar. 31, 2022 USD ($) $ / shares
CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	$ 126,071,000
Cost of revenue:
Platform commissions	(33,451,000)
Game operation cost	(9,310,000)
Selling and marketing expenses	(56,593,000)
General and administrative expenses	(8,496,000)
Total costs and expenses, excluding depreciation and amortization	(107,850,000)
Depreciation and amortisation	(1,467,000)
Profit/(loss) from operations	16,754,000
Finance income	99,000
Finance costs	(1,038,000)
Change in Fair Value of Share Warrant Obligations and Other Financial Instruments	6,692,000
Change in fair value of share warrant obligations and other financial instruments	1,656,000
Net finance income	99,000
Profit/(loss) before income tax	24,163,000
Income tax expense	(752,000)
Profit/(loss) for the period, net of tax	23,411,000
Attributable to equity holders of the Company	23,429,000
Attributable to non-controlling interest	(18,000)
Other comprehensive loss	(281,000)
Total comprehensive income/(loss) for the period, net of tax	23,130,000
Attributable to equity holders of the Company	23,148,000
Attributable to non-controlling interest	$ (18,000)
Earnings/(loss) per share:
Basic and diluted earnings/(loss) per share, US$6 | $ / shares	$ 0.12